Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust investments measured at fair value at December 31, 2025.

(in thousands)	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV Practical Expedient	Total
Employer Common Stock	$25,105	$—	$—	$—	$25,105
Mutual Funds	232,968	—	—	—	232,968
Member-Directed Brokerage Accounts	15,112	—	—	—	15,112
Collective Trusts	—	—	—	1,607,732	1,607,732
Totals	$273,185	$—	$—	$1,607,732	$1,880,917
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust investments measured at fair value at December 31, 2024.

(in thousands)	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV Practical Expedient	Total
Employer Common Stock	$23,728	$—	$—	$—	$23,728
Mutual Funds	294,887	—	—	—	294,887
Member-Directed Brokerage Accounts	13,008	—	—	—	13,008
Collective Trusts	—	—	—	1,345,941	1,345,941
Totals	$331,623	$—	$—	$1,345,941	$1,677,564